Share-Based Payments - Summary of Number of Outstanding Restricted Stock Units (Detail) - Restricted Stock Units [Member] pure in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other equity instruments [Line Items]
Restricted stock units outstanding at 1 January	5.8	5.6	5.8
Restricted stock units issued during the year	0.7	1.4	1.0
Restricted stock units exercised during the year	(0.7)	(1.1)	(1.0)
Restricted stock units forfeited during the year	(0.4)	(0.1)	(0.2)
Restricted stock units outstanding at the end of December	5.4	5.8	5.6
Ambev [Member]
Disclosure of other equity instruments [Line Items]
Restricted stock units issued during the year	0.8
Brazil [Member] | Ambev [Member]
Disclosure of other equity instruments [Line Items]
Restricted stock units outstanding at 1 January	19.3	19.1	17.5
Restricted stock units issued during the year	0.8	7.3	2.7
Restricted stock units exercised during the year	(2.9)	(6.1)	(0.8)
Restricted stock units forfeited during the year	(0.9)	(1.0)	(0.3)
Restricted stock units outstanding at the end of December	16.3	19.3	19.1